SUBSEQUENT EVENTS - Issuances of shares of Company's common stock (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2025	Apr. 28, 2025	Feb. 24, 2025	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 12, 2024
SUBSEQUENT EVENTS
Shares issued for services					$ 207,000				$ 1,729,350
Shares issued for services (in shares)					1,134,246
Issuance of Representative Shares (in shares)									7,969,232
Proceeds from issuance of Class B common stock							$ 805,000
Purchase price (in dollars per share)											$ 7
Conversion of convertible debt to common stock								$ 3,779,276	$ 3,779,276	$ 0
Share Reset Derivative Liability
SUBSEQUENT EVENTS
Issuance of Representative Shares (in shares)			2,737,168			2,737,168
Air Temp Service Co, Inc. ("Air Temp") and Solar Energy Systems of Brevard, Inc ("SES")
SUBSEQUENT EVENTS
Business combination, number of shares issued		4,900,000
Threshold period for delisting		90 days
Consideration transferred, equity interests issued and issuable		$ 3,141,000
Secured Promissory Notes
SUBSEQUENT EVENTS
Conversion of debt to shares				3,949,050
Subsequent events | Share Reset Derivative Liability
SUBSEQUENT EVENTS
Issuance of Representative Shares (in shares)						2,737,168
Subsequent events | Convertible notes
SUBSEQUENT EVENTS
Conversion of debt to shares	2,503,201
Conversion of convertible debt to common stock	$ 370,000